Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

October 30, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The RBB Fund, Inc.

Post-Effective Amendment No. 184

Registration Nos. 33-20827/811-05518

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 184 to the Company’s Registration Statement on Form N-1A (the “Amendment”).  Pursuant to Rule 485(a) under the Securities Act, it is proposed that the Amendment become effective sixty days after filing.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to register a new share class, Class C Shares, of the following existing investment portfolio of the Company: Summit Global Investments U.S. Low Volatility Equity Fund.  The Company plans to file a post-effective amendment pursuant to paragraph (b) of Rule 485 prior to the effectiveness of the Amendment to update annual financial and other information with respect to each of the series of the Company.

Questions and comments concerning the Amendment may be directed to the undersigned at 215-988-3307.

Respectfully,

/s/ Jillian L. Bosmann
Jillian L. Bosmann

Enclosure